Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,368,750.00
Total Fee Amount	5,436.82
Total Offset Amount	0.00
Net Fee	$ 5,436.82
Offering Table N/A
Offset Table N/A	N/A